UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [X]; Amendment Number: 1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer

Phone:    410-461-3900

Signature, Place, and Date of Signing:

      /s/ Robert Cassel               Columbia, MD             October 21, 2011
      -----------------               ------------             ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          174
                                         -----------

Form 13F Information Table Value Total:  $   150,781
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                 COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                            TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
              NAME OF ISSUER                 CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Apple Computer Inc                          Equities 037833100         388        1017 SH  N/A  Yes        N/A      Yes  N/A    N/A
Aegon NV 6.50% Tr Pfd                       Equities 7924400          1387       71410 SH  N/A  Yes        N/A      Yes  N/A    N/A
AES TR III 6.75% Tr Pfd Conv                Equities 00808N202          10         200 SH  N/A  Yes        N/A      Yes  N/A    N/A
Amgen                                       Equities 031162100        2010       36575 SH  N/A  Yes        N/A      Yes  N/A    N/A
Apache Corp.                                Equities 037411105          58         725 SH  N/A  Yes        N/A      Yes  N/A    N/A
Accuray Inc COM                             Equities 4397105             1         164 SH  N/A  Yes        N/A      Yes  N/A    N/A
Ares Capital Corp                           Equities 04010L103        1403      101901 SH  N/A  Yes        N/A      Yes  N/A    N/A
American Scientific Resources               Equities 029441201           0        1085 SH  N/A  Yes        N/A      Yes  N/A    N/A
Avon Products, Inc.                         Equities 054303102           2         100 SH  N/A  Yes        N/A      Yes  N/A    N/A
American Express Co                         Equities 025816109          11         250 SH  N/A  Yes        N/A      Yes  N/A    N/A
Boeing                                      Equities 097023105           5          76 SH  N/A  Yes        N/A      Yes  N/A    N/A
BankAmerica Corp                            Equities 060505104         263       42908 SH  N/A  Yes        N/A      Yes  N/A    N/A
BAC Capital Trust II Prf Calla              Equities 055188205          12         600 SH  N/A  Yes        N/A      Yes  N/A    N/A
Bayer AG                                    Equities 072730302        1238       22580 SH  N/A  Yes        N/A      Yes  N/A    N/A
Barclay's PCL 7.1% Pfd                      Equities 06739H776        2396      113330 SH  N/A  Yes        N/A      Yes  N/A    N/A
BHP Billiton Ltd. ADR                       Equities 088606108          40         600 SH  N/A  Yes        N/A      Yes  N/A    N/A
Bank of New York                            Equities 064058100          11         566 SH  N/A  Yes        N/A      Yes  N/A    N/A
Bristol Meyers                              Equities 110122108        3973      126599 SH  N/A  Yes        N/A      Yes  N/A    N/A
Buckeye Ptnrs LP                            Equities 118230101        3599       57575 SH  N/A  Yes        N/A      Yes  N/A    N/A
Berkshire Hathaway CL B                     Equities 084670207          82        1150 SH  N/A  Yes        N/A      Yes  N/A    N/A
Citigroup                                   Equities 172967101          36        1400 SH  N/A  Yes        N/A      Yes  N/A    N/A
Cheesecake Factory INC                      Equities 163072101          37        1486 SH  N/A  Yes        N/A      Yes  N/A    N/A
Cal-Maine Foods, Inc                        Equities 128030202        4012      127663 SH  N/A  Yes        N/A      Yes  N/A    N/A
Caterpillar Inc                             Equities 149123101        2217       30028 SH  N/A  Yes        N/A      Yes  N/A    N/A
Constellation Energy                        Equities 210371100          38        1000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Chesapeake Energy Corp                      Equities 165167107          91        3550 SH  N/A  Yes        N/A      Yes  N/A    N/A
Colgate Palmolive Co                        Equities 194162103        3766       42467 SH  N/A  Yes        N/A      Yes  N/A    N/A
Comcast Corp-CL A                           Equities 20030N101           0           4 SH  N/A  Yes        N/A      Yes  N/A    N/A
Rockwell Collins Inc                        Equities 774341101          16         304 SH  N/A  Yes        N/A      Yes  N/A    N/A
ConocoPhillips                              Equities 20825C104        3646       57587 SH  N/A  Yes        N/A      Yes  N/A    N/A
Campbell Soup Co.                           Equities 134429109        1710       52837 SH  N/A  Yes        N/A      Yes  N/A    N/A
Calpine INC COM                             Equities 131347106           7         490 SH  N/A  Yes        N/A      Yes  N/A    N/A
Citigroup Cap XX Pfd 7.875% Ca              Equities 173085200           8         300 SH  N/A  Yes        N/A      Yes  N/A    N/A
Copart, Inc.                                Equities 217204106        2850       72850 SH  N/A  Yes        N/A      Yes  N/A    N/A
Cisco Systems                               Equities 17275R102        2118      136635 SH  N/A  Yes        N/A      Yes  N/A    N/A
CoStar Group Inc                            Equities 22160N109          16         300 SH  N/A  Yes        N/A      Yes  N/A    N/A
Chevron Texaco Corp                         Equities 166764100          49         530 SH  N/A  Yes        N/A      Yes  N/A    N/A
Dominion Res Inc VA                         Equities 25746U109        5162      101680 SH  N/A  Yes        N/A      Yes  N/A    N/A
Du Pont E I De Nemours                      Equities 263534307           5         116 SH  N/A  Yes        N/A      Yes  N/A    N/A
Dupont E I DE Nemours & CO $4.              Equities 263534307           2          20 SH  N/A  Yes        N/A      Yes  N/A    N/A
Diamonds Tr Ser. I                          Equities 252787106           5          50 SH  N/A  Yes        N/A      Yes  N/A    N/A
Digital Realty Tr.,Inc                      Equities 253868103        2502       45355 SH  N/A  Yes        N/A      Yes  N/A    N/A
Dow Chemical Co                             Equities 260543103        1991       88660 SH  N/A  Yes        N/A      Yes  N/A    N/A
DirecTV Group Inc                           Equities 25459L106           8         195 SH  N/A  Yes        N/A      Yes  N/A    N/A
Duke Energy                                 Equities 26441C105          11         553 SH  N/A  Yes        N/A      Yes  N/A    N/A
Devon Energy Corp                           Equities 25179M103          55        1000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Ishares Tr Dow Jones Sel Divid              Equities 464287168        1200       24873 SH  N/A  Yes        N/A      Yes  N/A    N/A
Deutsche Bk Cont 6.55% Pfd                  Equities 25153X208        2653      128455 SH  N/A  Yes        N/A      Yes  N/A    N/A
Consolidated Edison                         Equities 209115104         838       14692 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShares MSCI EAFE Idx ETF                   ETF      464287465        1820       38097 SH  N/A  Yes        N/A      Yes  N/A    N/A
Efotoxpress Inc                             Equities 28224W100           0        1000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Eagle Bancorp INC (MD) COM                  Equities 268948106           4         350 SH  N/A  Yes        N/A      Yes  N/A    N/A
Templeton Emerging Mkts                     Equities 880191101           6         357 SH  N/A  Yes        N/A      Yes  N/A    N/A
Gugggenheim Canadian Energy In              Equities 18383Q606           6         400 SH  N/A  Yes        N/A      Yes  N/A    N/A
Express Scripts Cl A                        Equities 302182100        1206       32535 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Canada Indx Fd ETF                    ETF      464286509           9         350 SH  N/A  Yes        N/A      Yes  N/A    N/A
Corporate Executive Brd                     Equities 21988R102         588       19745 SH  N/A  Yes        N/A      Yes  N/A    N/A
Exelon Corp                                 Equities 30161N101        3445       80853 SH  N/A  Yes        N/A      Yes  N/A    N/A
Ford                                        Equities 345370860          38        3960 SH  N/A  Yes        N/A      Yes  N/A    N/A
AberdeenAsia PacificPrime                   Equities 318653102        7244     1051328 SH  N/A  Yes        N/A      Yes  N/A    N/A
Freeport-McMoRan Copper & Gold              Equities 35671D857          52        1700 SH  N/A  Yes        N/A      Yes  N/A    N/A
Frontier Communications Corp                Equities 35906A108           0          60 SH  N/A  Yes        N/A      Yes  N/A    N/A
Cedar Fair LP                               Equities 150185106          19        1000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Currency Shares Aus Dollar Tru              Equities 23129U101         299        3075 SH  N/A  Yes        N/A      Yes  N/A    N/A
General Electric                            Equities 369604103          66        4341 SH  N/A  Yes        N/A      Yes  N/A    N/A
SPDR Gold Shares ETF                        ETF      78463V107          47         300 SH  N/A  Yes        N/A      Yes  N/A    N/A
Gentex Corp Com                             Equities 371901109        1808       75180 SH  N/A  Yes        N/A      Yes  N/A    N/A
Google, Inc. CL A                           Equities 38259P508          44          85 SH  N/A  Yes        N/A      Yes  N/A    N/A
Heinz HJ Co                                 Equities 423074103        4342       86021 SH  N/A  Yes        N/A      Yes  N/A    N/A
H & R Block                                 Equities 093671105           0           8 SH  N/A  Yes        N/A      Yes  N/A    N/A
Int'l. Business Machines                    Equities 459200101         489        2795 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Chn &Steers Rlty ETF                  ETF      464287564         164        2665 SH  N/A  Yes        N/A      Yes  N/A    N/A
ING Groep 7.375% NV Pfd                     Equities 456837707         589       30830 SH  N/A  Yes        N/A      Yes  N/A    N/A
Ishares Euro 350 Index Fd                   Equities 464287861           2          50 SH  N/A  Yes        N/A      Yes  N/A    N/A
Integrated Health Services                  Equities 45812C106           0        5000 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs S&P Sm Cp 600 Idx ETF                 ETF      464287804          25         425 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs S&P Sm Cp 600 VL ETF                  ETF      464287879           7         110 SH  N/A  Yes        N/A      Yes  N/A    N/A
Bank of America Corp 6.5%                   Equities 060505401           9         400 SH  N/A  Yes        N/A      Yes  N/A    N/A
Intel Corp                                  Equities 458140100        2850      133577 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Russell 100 Val ETF                   ETF      464287598          24         425 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Rssl 2000 Idx Fd ETF                  ETF      464287655           8         118 SH  N/A  Yes        N/A      Yes  N/A    N/A
Ishrs Rusll 2000 SmCap Gr Idx               Equities 464287648          99        1350 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Russ MidCap Idx ETF                   ETF      464287499         434        4920 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Rusl MidCp VL Idx ETF                 ETF      464287473         158        4090 SH  N/A  Yes        N/A      Yes  N/A    N/A
Johnson Controls, Inc.                      Equities 478366107        2502       94867 SH  N/A  Yes        N/A      Yes  N/A    N/A
John Hancock Investors Trust                Equities 410142103          21        1000 SH  N/A  Yes        N/A      Yes  N/A    N/A
JP Morgan                                   Equities 46625H100          65        2151 SH  N/A  Yes        N/A      Yes  N/A    N/A
JPMorgan Cap Tr 7% Pfd                      Equities 46623D200          25        1000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Kinder Morgan Energy Prtnrs                 Equities 494550106          51         750 SH  N/A  Yes        N/A      Yes  N/A    N/A
Coca-Cola                                   Equities 191216100          44         650 SH  N/A  Yes        N/A      Yes  N/A    N/A
Kohl's Corp                                 Equities 500255104        2074       42238 SH  N/A  Yes        N/A      Yes  N/A    N/A
Lab Corp of America                         Equities 50540R409        1783       22555 SH  N/A  Yes        N/A      Yes  N/A    N/A
Lockheed Martin Corp                        Equities 539830109          12         169 SH  N/A  Yes        N/A      Yes  N/A    N/A
LinkedIn Corp Com                           Equities 53578A108          27         351 SH  N/A  Yes        N/A      Yes  N/A    N/A
Level 3 Comm. INC                           Equities 52729N100           0          42 SH  N/A  Yes        N/A      Yes  N/A    N/A
Live Nation                                 Equities 538034109           2         300 SH  N/A  Yes        N/A      Yes  N/A    N/A
Main Stree Capital Corp.                    Equities 56035L104           5         300 SH  N/A  Yes        N/A      Yes  N/A    N/A
McDonald's                                  Equities 580135101          50         571 SH  N/A  Yes        N/A      Yes  N/A    N/A
Allscripts Hlthcare Sol                     Equities 01988P108        2671      148248 SH  N/A  Yes        N/A      Yes  N/A    N/A
Medtronic Inc.                              Equities 585055106          10         310 SH  N/A  Yes        N/A      Yes  N/A    N/A
Medis Technologies Ltd                      Equities 58500P107           0         200 SH  N/A  Yes        N/A      Yes  N/A    N/A
S&P Mid Cap 400 ETF                         ETF      78467Y107         359        2523 SH  N/A  Yes        N/A      Yes  N/A    N/A
McCormick                                   Equities 579780206        3810       82547 SH  N/A  Yes        N/A      Yes  N/A    N/A
McCormick & Co Inc Voting                   Equities 579780107          16         350 SH  N/A  Yes        N/A      Yes  N/A    N/A
3M Company                                  Equities 88579Y101        2658       37027 SH  N/A  Yes        N/A      Yes  N/A    N/A
Altria Group Inc.                           Equities 02209S103           3         100 SH  N/A  Yes        N/A      Yes  N/A    N/A
Marathon Pete Corp COM                      Equities n/a              1533       56649 SH  N/A  Yes        N/A      Yes  N/A    N/A
Merck & Co Inc                              Equities 589331107          16         500 SH  N/A  Yes        N/A      Yes  N/A    N/A
Marathon Oil                                Equities 565849106        2330      107972 SH  N/A  Yes        N/A      Yes  N/A    N/A
Microsoft                                   Equities 594918104          28        1120 SH  N/A  Yes        N/A      Yes  N/A    N/A
Martha Stewart Liv Cl A                     Equities 573083102           0          30 SH  N/A  Yes        N/A      Yes  N/A    N/A
M&T Bank Corp.                              Equities 55261F104          51         729 SH  N/A  Yes        N/A      Yes  N/A    N/A
M&T Cap Trust IV Pfd 8.5% Call              Equities 55292C203          21         800 SH  N/A  Yes        N/A      Yes  N/A    N/A
Microvision                                 Equities 594960106           1        1000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Mylan Labs                                  Equities 628530107        1791      105440 SH  N/A  Yes        N/A      Yes  N/A    N/A
NII Holdings, Inc.                          Equities 62913F201        1863       69135 SH  N/A  Yes        N/A      Yes  N/A    N/A
Nuveen MD Prem Income Mun Fd                Equities 67061Q107          15        1036 SH  N/A  Yes        N/A      Yes  N/A    N/A
Northern Trust Co                           Equities 665859104        1496       42778 SH  N/A  Yes        N/A      Yes  N/A    N/A
Nuveen MD Divi Ad Mun Fd                    Equities 67070V105          27        2000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Corporate Office Prptys.                    Equities 22002T108         123        5646 SH  N/A  Yes        N/A      Yes  N/A    N/A
Olin Corp.                                  Equities 680665205        2312      128381 SH  N/A  Yes        N/A      Yes  N/A    N/A
Old Nat'l Bank Corp Ind Co                  Equities 680033107          38        4057 SH  N/A  Yes        N/A      Yes  N/A    N/A
Oracle Corporation                          Equities 68389X105          24         825 SH  N/A  Yes        N/A      Yes  N/A    N/A
Plains All Amer Pipeline LP                 Equities 726503105        4557       77350 SH  N/A  Yes        N/A      Yes  N/A    N/A
Plum Creek Timber Co                        Equities 729251108          35        1010 SH  N/A  Yes        N/A      Yes  N/A    N/A
Pepsico Incorporated                        Equities 713448108        4307       69584 SH  N/A  Yes        N/A      Yes  N/A    N/A
Proctor & Gamble                            Equities 742718109         150        2370 SH  N/A  Yes        N/A      Yes  N/A    N/A
Philip Morris                               Equities 718172109           6         100 SH  N/A  Yes        N/A      Yes  N/A    N/A
PNC Bank Corp                               Equities 693475105          48        1000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Market Vectors Prerefunded Mun              Equities 57060U738         597       23840 SH  N/A  Yes        N/A      Yes  N/A    N/A
NASDAQ 100 Tr ETF                           ETF      631100104         739       14077 SH  N/A  Yes        N/A      Yes  N/A    N/A
Quantum Fuel Systems Tech Co                Equities 74765E109           0          40 SH  N/A  Yes        N/A      Yes  N/A    N/A
Rite Aid Corp.                              Equities 767754104           2        2000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Cohen & Steers REIT & PIF                   Equities 19247X100         108        8375 SH  N/A  Yes        N/A      Yes  N/A    N/A
Rockwell Automation Inc.                    Equities 773903109        2627       46916 SH  N/A  Yes        N/A      Yes  N/A    N/A
Range Resources Corp Com                    Equities 75281A109          47         800 SH  N/A  Yes        N/A      Yes  N/A    N/A
Rayonier Inc.                               Equities 754907103        3341       90825 SH  N/A  Yes        N/A      Yes  N/A    N/A
Siemens A.G. ADR                            Equities 826197501          58         650 SH  N/A  Yes        N/A      Yes  N/A    N/A
Sirius Satellite Radio                      Equities 82967N108           4        2680 SH  N/A  Yes        N/A      Yes  N/A    N/A
The Southern Company                        Equities 842587107          42        1000 SH  N/A  Yes        N/A      Yes  N/A    N/A
Suburban Propane                            Equities 864482104        1668       35950 SH  N/A  Yes        N/A      Yes  N/A    N/A
S & P Depository Recpts                     ETF      78462F103          30         267 SH  N/A  Yes        N/A      Yes  N/A    N/A
St. Jude Medical, Inc.                      Equities 790849103        2002       55317 SH  N/A  Yes        N/A      Yes  N/A    N/A
State Street Boston                         Equities 857477103        2814       87497 SH  N/A  Yes        N/A      Yes  N/A    N/A
Stryker Corp                                Equities 863667101        2973       63086 SH  N/A  Yes        N/A      Yes  N/A    N/A
Symantec Corp                               Equities 871503108        1978      121330 SH  N/A  Yes        N/A      Yes  N/A    N/A
AT&T                                        Equities 00206R102           4         150 SH  N/A  Yes        N/A      Yes  N/A    N/A
Target Corp                                 Equities 87612E106        1661       33875 SH  N/A  Yes        N/A      Yes  N/A    N/A
iShrs Lehman 20YR Trsy ETF                  ETF      464287432          17         140 SH  N/A  Yes        N/A      Yes  N/A    N/A
Tower Bankcorp Inc.                         Equities 891709107          13         619 SH  N/A  Yes        N/A      Yes  N/A    N/A
Texas Instruments                           Equities 882508104        3083      115672 SH  N/A  Yes        N/A      Yes  N/A    N/A
UIL Holdings Corp                           Equities 902748102          10         317 SH  N/A  Yes        N/A      Yes  N/A    N/A
Union Pacific                               Equities 907818108          22         264 SH  N/A  Yes        N/A      Yes  N/A    N/A
United Technologies Corp                    Equities 913017109        2308       32803 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Materials Index                    Equities 92204A801           7         102 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vgd Sm Cap Value ETF                        ETF      922908611         473        8513 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Financials Index                   Equities 92204A405          38        1545 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vornado Realty Trust PFD 6.625              Equities 929042877           3         133 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Reit Index ETF                     ETF      922908553           8         160 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Mid Cap ETF                        ETF      922908629         209        3207 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vodafone Group PLC ADS                      Equities 92857W100           4         175 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Lg Cap ETF                         ETF      922908637        2143       41493 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vanguard Lg Cap ETF                         ETF      922908637          23         450 SH  N/A  Yes        N/A      Yes  N/A    N/A
Vng'd Emerg Mkts Stk ETF                    ETF      922042858        3149       87895 SH  N/A  Yes        N/A      Yes  N/A    N/A
Verizon Communications                      Equities 92343V104           9         250 SH  N/A  Yes        N/A      Yes  N/A    N/A
Websense Inc.                               Equities 947684106        1966      113625 SH  N/A  Yes        N/A      Yes  N/A    N/A
Wells Fargo                                 Equities 949746101         447       18520 SH  N/A  Yes        N/A      Yes  N/A    N/A
Washington Real Estate                      Equities 939653101           7         265 SH  N/A  Yes        N/A      Yes  N/A    N/A
Xcorporeal, Inc.                            Equities 98400P104           0           2 SH  N/A  Yes        N/A      Yes  N/A    N/A
AMEX SPDR Consumer Staples Ind              Equities 91369Y308          53        1800 SH  N/A  Yes        N/A      Yes  N/A    N/A
AMEX Hlthcare Selct ETF                     ETF      81369Y209         447       14090 SH  N/A  Yes        N/A      Yes  N/A    N/A
Exxon Mobil Corp                            Equities 30231G102         839       11549 SH  N/A  Yes        N/A      Yes  N/A    N/A
Zix Corporation COM                         Equities 98974P100           3        1000 SH  N/A  Yes        N/A      Yes  N/A    N/A
G-REIT INC NSA                              Equities 36299C107           2        2101 SH  N/A  Yes        N/A      Yes  N/A    N/A